10. EQUITY METHOD INVESTMENTS (Details) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance		$ 588,453
Additions	0
Share of net loss at 20%	(25,875)	(428,100)
Ending balance	$ 588,453	$ 160,353